UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/06

MFS® Government Markets Income Trust

M F S

INVESTMENT MANAGEMENT®

MFS Government Markets Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Par Amount	Value ($)

Bonds – 98.5%

U.S. Bonds – 87.6%

Agency - Other – 7.9%

Financing Corp., 10.7%, 2017	$4,095,000	$6,126,263

Financing Corp., 9.4%, 2018	3,085,000	4,291,059

Financing Corp., 9.8%, 2018	4,350,000	6,220,870

Financing Corp., 10.35%, 2018	6,820,000	10,151,543

Financing Corp., STRIPS, 0%, 2017	5,000,000	2,809,440

		$29,599,175

Asset Backed & Securitized – 0.5%

Prudential Securities Secured Financing Corp., FRN, 7.2458%, 2013 (a)	$1,819,000	$1,945,792

Utilities - Electric Power – 0.1%

HQI Transelec Chile S.A., 7.875%, 2011	$314,000	$343,026

Mortgage Backed – 49.0%

Fannie Mae, 7.036%, 2007	$486,918	$494,279

Fannie Mae, 4.79%, 2012	3,522,804	3,458,638

Fannie Mae, 5%, 2013 - 2027	12,807,864	12,672,761

Fannie Mae, 4.8%, 2013	348,393	340,022

Fannie Mae, 4.845%, 2013	1,022,404	999,407

Fannie Mae, 5.06%, 2013	409,238	404,502

Fannie Mae, 4.65%, 2013	966,657	941,312

Fannie Mae, 4.45%, 2014	1,228,028	1,171,721

Fannie Mae, 4.771%, 2014	2,446,086	2,383,000

Fannie Mae, 4.6%, 2014	491,089	472,697

Fannie Mae, 4.667%, 2014	3,017,561	2,918,452

Fannie Mae, 4.518%, 2014	643,243	616,421

Fannie Mae, 4.77%, 2014	501,237	486,793

Fannie Mae, 4.847%, 2014	3,435,124	3,358,120

Fannie Mae, 5.1%, 2014	533,803	528,806

Fannie Mae, 4.62%, 2015	704,944	677,799

Fannie Mae, 4.82%, 2015	1,473,149	1,434,259

Fannie Mae, 4.69%, 2015	349,257	337,287

Fannie Mae, 4.85%, 2015	348,719	340,293

Fannie Mae, 4.56%, 2015	633,665	606,569

Fannie Mae, 4.665%, 2015	427,283	411,891

Fannie Mae, 4.7%, 2015	490,117	473,531

Fannie Mae, 4.89%, 2015	344,039	336,625

Fannie Mae, 4.74%, 2015	390,000	377,527

Fannie Mae, 4.925%, 2015	1,372,947	1,347,959

Fannie Mae, 4.87%, 2015	369,787	361,344

Fannie Mae, 4.815%, 2015	543,000	528,107

Fannie Mae, 6.5%, 2016 - 2032	9,645,319	9,897,802

Fannie Mae, 6%, 2016 - 2034	14,585,722	14,784,462

Fannie Mae, 5.5%, 2017 - 2034	71,302,383	70,857,959

Fannie Mae, 4.5%, 2019	16,520,560	16,074,085

Fannie Mae, 4.88%, 2020	373,985	370,306

Freddie Mac, 4.875%, 2009	3,691,000	3,688,365

Freddie Mac, 4.5%, 2013 - 2015	2,362,531	2,336,516

Freddie Mac, 4.375%, 2015	2,404,154	2,340,797

Freddie Mac, 5%, 2024 - 2025	5,623,383	5,589,419

Freddie Mac, 5.5%, 2025 - 2035	11,287,419	11,213,873

Freddie Mac, 6%, 2035	1,666,188	1,682,890

Freddie Mac, 3.108%, 2035	98,407	98,004

1

MFS Government Markets Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer		Par Amount	Value ($)

Bonds – continued

U.S. Bonds – continued

Mortgage Backed – continued

Ginnie Mae, 5.5%, 2033		$7,284,143	$7,312,622

			$184,727,222

U.S. Government Agencies – 14.7%

Aid to Egypt, 4.45%, 2015		1,755,000	$1,700,595

Aid to Israel, 0%, 2021 - 2024		7,830,000	3,299,009

Federal Home Loan Bank, 4.625%, 2008		9,515,000	9,465,903

Freddie Mac, 4.2%, 2007		4,358,000	4,304,937

Freddie Mac, 4.375%, 2015		6,170,000	5,923,360

Overseas Private Investment Corp., 0%, 2007		1,791,247	1,822,594

Small Business Administration, 8.875%, 2011		174,384	182,646

Small Business Administration, 6.35%, 2021		1,439,463	1,501,692

Small Business Administration, 6.34%, 2021		1,302,710	1,359,097

Small Business Administration, 6.44%, 2021		1,257,034	1,314,309

Small Business Administration, 6.625%, 2021		1,341,930	1,418,318

Small Business Administration, 4.98%, 2023		901,797	890,191

Small Business Administration, 4.72%, 2024		2,374,481	2,305,527

Small Business Administration, 4.34%, 2024		1,308,154	1,240,764

Small Business Administration, 4.77%, 2024		2,340,864	2,280,197

Small Business Administration, 5.52%, 2024		1,408,449	1,429,007

Small Business Administration, 4.86%, 2024 - 2025		2,761,342	2,699,156

Small Business Administration, 4.87%, 2024		1,514,501	1,481,125

Small Business Administration, 5.11%, 2025		1,401,772	1,390,546

Small Business Administration, 4.76%, 2025		2,238,000	2,168,886

U.S. Department of Housing & Urban Development, 6.36%, 2016		1,580,000	1,668,426

U.S. Department of Housing & Urban Development, 6.59%, 2016		5,612,000	5,770,651

			$55,616,936

U.S. Treasury Obligations – 15.4%

U.S. Treasury Bonds, 10.375%, 2012		$8,400,000	$9,170,767

U.S. Treasury Bonds, 12%, 2013		3,036,000	3,549,035

U.S. Treasury Bonds, 8.75%, 2017		6,100,000	8,256,686

U.S. Treasury Bonds, 4.5%, 2036		6,301,000	6,297,553

U.S. Treasury Notes, 6.5%, 2010		26,332,000	28,075,468

U.S. Treasury Notes, TIPS, 3.875%, 2009		2,635,573	2,788,458

			$58,137,967

Total U.S. Bonds			$330,370,118

Foreign Bonds – 10.9%

Austria – 0.5%

Republic of Austria, 5.5%, 2007	EUR	1,362,000	$1,688,735

Brazil – 0%

Federal Republic of Brazil, 8%, 2018		$102,000	$114,189

Canada – 0.1%

Government of Canada, 4.5%, 2015	CAD	378,000	$341,500

Cayman Islands – 0%

Petroleum Export Peloil, 5.265%, 2011 (a)		$100,000	$97,330

Chile – 0.3%

Republic of Chile, FRN, 5.06%, 2008		$1,057,000	$1,062,285

2

MFS Government Markets Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer		Par Amount	Value ($)

Bonds – continued

Foreign Bonds – continued

Finland – 0.8%

Republic of Finland, 5.375%, 2013	EUR	2,227,000	$2,994,638

France – 1.0%

Republic of France, 4.75%, 2007	EUR	2,462,000	$3,008,584

Republic of France, 4.75%, 2012	EUR	251,000	323,808

Republic of France, 6%, 2025	EUR	318,000	499,659

			$3,832,051

Germany – 1.6%

Federal Republic of Germany, 3.5%, 2008	EUR	1,668,000	$2,009,555

Federal Republic of Germany, 3.75%, 2015	EUR	1,104,000	1,345,911

Federal Republic of Germany, 6.25%, 2030	EUR	195,000	324,747

KfW Bankengruppe, FRN, 2.563%, 2007	EUR	874,000	1,042,335

Landesbank Baden-Wurttemberg, FRN, 2.508%, 2007	EUR	290,000	346,075

Landesbank Baden-Wurttemberg, FRN, 2.594%, 2007	EUR	272,000	324,615

Landesbank Baden-Wurttemberg, FRN, 2.704%, 2007	EUR	510,000	608,763

			$6,002,001

Ireland – 0.9%

Republic of Ireland, 4.25%, 2007	EUR	2,387,000	$2,905,221

Republic of Ireland, 4.6%, 2016	EUR	254,000	331,299

			$3,236,520

Malaysia – 0.1%

Petronas Capital Ltd., 7.875%, 2022		$433,000	$538,449

Mexico – 0.8%

Pemex Project Funding Master Trust, 9.375%, 2008		$1,072,000	$1,177,056

United Mexican States, 8.125%, 2019		1,040,000	1,287,000

United Mexican States, 8.3%, 2031		128,000	167,680

United Mexican States, 6.75%, 2034		312,000	348,660

			$2,980,396

Netherlands – 0.8%

Kingdom of Netherlands, 5.75%, 2007	EUR	1,169,000	$1,432,767

Kingdom of Netherlands, 3.75%, 2009	EUR	1,383,000	1,681,173

			$3,113,940

New Zealand – 0.7%

Government of New Zealand, 6.5%, 2013	NZD	3,330,000	$2,300,112

Government of New Zealand, 6%, 2015	NZD	204,000	137,555

Government of New Zealand, 6%, 2017	NZD	519,000	351,124

			$2,788,791

Panama – 0.2%

Republic of Panama, 9.375%, 2029		$677,000	$886,870

Russia – 0.4%

Russian Federation, 3%, 2008		$1,474,000	$1,400,890

South Africa – 0.3%

Republic of South Africa, 9.125%, 2009		$855,000	$951,188

Spain – 0.7%

Kingdom of Spain, 6%, 2008	EUR	1,293,000	$1,627,185

Kingdom of Spain, 5.35%, 2011	EUR	771,000	1,014,096

			$2,641,281

United Kingdom – 1.7%

Network Rail MTN Finance PLC, 2.628%, 2007	EUR	605,000	$722,268

3

MFS Government Markets Income Trust PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer		Par Amount	Value ($)

Bonds – continued

Foreign Bonds – continued

United Kingdom – continued

United Kingdom Treasury, 5.75%, 2009	GBP	1,279,000	$2,356,133

United Kingdom Treasury, 8%, 2015	GBP	1,460,000	3,350,314

			$6,428,715

Total Foreign Bonds			$41,099,769

Total Bonds			$371,469,887

Issue/Strike Price/Expiration	Number of Contracts		Value ($)

Call Options Purchased – 0.0%

U.S. Treasury Notes 10yr Long Futures - May 2006 @ $109 (f)		73	$29,656

Put Options Purchased – 0.0%

U.S. Treasury Notes 10yr Long Futures - May 2006 @ $109 (f)		73	$109,500

Issuer		Par Amount	Value ($)

Repurchase Agreement – 0.8%

Goldman Sachs, 4.55%, dated 2/28/06, due 3/01/06, total to be received $2,827,357
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account)		$2,827,000	$2,827,000

Total Investments			$374,436,043

Other Assets, Less Liabilities – 0.7%			2,662,273

Net Assets – 100.0%			$377,098,316

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(a)	SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Government Markets Income Trust
Supplemental Schedules (Unaudited) 02/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$383,071,217
Gross unrealized appreciation	$1,936,697
Gross unrealized depreciation	(10,571,871)
Net unrealized appreciation (depreciation)	$(8,635,174)

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments
      Derivatives

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
AUD	227,038	4/07/06	$169,253	$168,683	$570
EUR	17,864,927	3/27/06 - 4/18/06	21,315,162	21,383,482	(68,320)
GBP	3,210,989	3/30/06	5,713,137	5,639,070	74,067
NZD	4,753,650	4/07/06	3,262,436	3,144,598	117,838
			$30,459,988	$30,335,833	$124,155

Purchases
AUD	227,038	4/07/06	$168,276	$168,683	$407
CAD	421,321	3/20/06	363,537	370,702	7,165
DKK	391,346	3/13/06	63,841	62,650	(1,191)
EUR	450,254	3/20/06	547,032	538,049	(8,983)
NOK	6,115,801	3/13/06	924,836	908,171	(16,665)
NZD	549,955	4/07/06	373,672	363,802	(9,870)
			$2,441,194	$2,412,057	$(29,137)

At February 28, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $56,630 with Merrill Lynch International.

5

MFS Government Markets Income Trust Supplemental Schedules (Unaudited) 02/28/2006 - continued Futures Contracts

	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)

U.S. Treasury Note 10 yr (Long)	56	$6,042,750	Jun-06	$13,367
U.S. Treasury Note 5 yr (Short)	54	5,680,125	Jun-06	(7,783)
U.S. Treasury Bond (Short)	59	6,672,531	Jun-06	(11,457)

				$(5,873)

At February 28, 2006, the trust had sufficient cash and/or securities to cover any margin requirements under these derivative contracts.

6

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 24, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 24, 2006 * Print name and title of each signing officer under his or her signature.